COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Shareholder's Equity	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2014	$ 282.6	$ 60.6	$ 343.2
Net earnings/(loss)	(7.7)	26.0	18.3
Other comprehensive income/(loss)	(35.9)		(35.9)
Total comprehensive income/(loss) for the period	(43.6)	26.0	(17.6)
Dividends to non-controlling interests		(28.7)	(28.7)
Business combination	380.3	5.2	385.5
Share-based payment	0.6		0.6
Tax effect on equity transactions	0.2		0.2
Total transactions with or distributions to owners	381.1	(23.5)	357.6
Changes in participation of non-controlling interests		4.7	4.7
Ending balance at Dec. 31, 2015	620.1	67.8	687.9
Net earnings/(loss)	23.5	26.3	49.8
Other comprehensive income/(loss)	12.9		12.9
Total comprehensive income/(loss) for the period	36.4	26.3	62.7
Dividends to non-controlling interests		(27.4)	(27.4)
Share-based payment	1.2		1.2
Tax effect on equity transactions	0.5		0.5
Total transactions with or distributions to owners	1.7	(27.4)	(25.7)
Changes in participation of non-controlling interests		5.5	5.5
Ending balance at Dec. 31, 2016	658.2	72.2	730.4
Net earnings/(loss)	(40.4)	29.8	(10.6)
Other comprehensive income/(loss)	26.8		26.8
Total comprehensive income/(loss) for the period	(13.6)	29.8	16.2
Dividends to non-controlling interests		(34.3)	(34.3)
Common control transaction	(154.7)		(154.7)
Share-based payment	4.6		4.6
Tax effect on equity transactions	(0.2)		(0.2)
Total transactions with or distributions to owners	(150.3)	(34.3)	(184.6)
Changes in participation of non-controlling interests	(0.6)	11.0	10.4
Ending balance at Dec. 31, 2017	$ 493.7	$ 78.7	$ 572.4